Cover	Nov. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	000-31972
Entity Registrant Name	TELKONET, INC.
Entity Central Index Key	0001094084
Entity Tax Identification Number	87-0627421
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	20800 Swenson Drive
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	Waukesha
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53186
City Area Code	414
Local Phone Number	302.2299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false